Equity - Summary of Classes of Share Capital (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 44,354	$ 42,328
Balance at End of Year	$ 45,727	$ 44,354	$ 42,328
Class B Series 14 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	10,000,000
Balance at End of Year		10,000,000
Dividend declared per share		$ 0.66
Class B Series15 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	10,000,000
Balance at End of Year		10,000,000
Dividend declared per share		$ 0.73
Class B Series 16 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	6,267,391
Balance at End of Year	6,267,391	6,267,391
Balance at beginning of year	$ 157
Balance at End of Year		$ 157
Dividend declared per share	$ 0.64	$ 0.85
Class B Series 17 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	5,732,609
Balance at End of Year	5,732,609	5,732,609
Balance at beginning of year	$ 143
Balance at End of Year		$ 143
Dividend declared per share	$ 0.52	$ 0.55
Class B Series 42 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	16,000,000
Balance at End of Year	16,000,000	16,000,000
Balance at beginning of year	$ 400
Balance at End of Year	$ 400	$ 400
Dividend declared per share	$ 1.10	$ 0.45
Class B Series 44 [member]
Disclosure of classes of share capital [line items]
Balance at End of Year	16,000,000
Balance at End of Year	$ 400
Class B Series 25 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	9,425,607
Balance at End of Year	9,425,607	9,425,607
Balance at beginning of year	$ 236
Balance at End of Year	$ 236	$ 236
Dividend declared per share	$ 0.45	$ 0.45
Class B Series 26 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	2,174,393
Balance at End of Year	2,174,393	2,174,393
Balance at beginning of year	$ 54
Balance at End of Year	$ 54	$ 54
Dividend declared per share	$ 0.59	$ 0.43
Class B Series 27 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	20,000,000
Balance at End of Year	20,000,000	20,000,000
Balance at beginning of year	$ 500
Balance at End of Year	$ 500	$ 500
Dividend declared per share	$ 1.00	$ 1.00
Class B Series 29 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	16,000,000
Balance at End of Year	16,000,000	16,000,000
Balance at beginning of year	$ 400
Balance at End of Year	$ 400	$ 400
Dividend declared per share	$ 0.98	$ 0.98
Class B Series 31 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	12,000,000
Balance at End of Year	12,000,000	12,000,000
Balance at beginning of year	$ 300
Balance at End of Year	$ 300	$ 300
Dividend declared per share	$ 0.95	$ 0.95
Class B Series 33 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	8,000,000
Balance at End of Year	8,000,000	8,000,000
Balance at beginning of year	$ 200
Balance at End of Year	$ 200	$ 200
Dividend declared per share	$ 0.95	$ 0.95
Class B Series 35 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	6,000,000
Balance at End of Year	6,000,000	6,000,000
Balance at beginning of year	$ 150
Balance at End of Year	$ 150	$ 150
Dividend declared per share	$ 1.25	$ 1.25
Class B Series 36 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	600,000
Balance at End of Year	600,000	600,000
Balance at beginning of year	$ 600
Balance at End of Year	$ 600	$ 600
Dividend declared per share	$ 58.50	$ 58.50
Class B Series 38 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	24,000,000
Balance at End of Year	24,000,000	24,000,000
Balance at beginning of year	$ 600
Balance at End of Year	$ 600	$ 600
Dividend declared per share	$ 1.21	$ 1.33
Class B Series 40 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	20,000,000
Balance at End of Year	20,000,000	20,000,000
Balance at beginning of year	$ 500
Balance at End of Year	$ 500	$ 500
Dividend declared per share	$ 1.13	$ 0.80
Preferred shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 4,240	$ 3,840	3,240
Balance at End of Year	$ 4,340	$ 4,240	$ 3,840
Common shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	647,816,318	645,761,333
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan		4,821,184
Issued/cancelled under the Stock Option Plan and other stock-based compensation plans (Note 21)	1,513,307	2,233,801
Repurchased for cancellation	(10,000,000)	(5,000,000)
Balance at End of Year	639,329,625	647,816,318	645,761,333
Balance at beginning of year	$ 13,032	$ 12,539	$ 12,313
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan		448
Issued/cancelled under the Stock Option Plan and other stock-based compensation plans	99	146
Repurchased for cancellation	(202)	(101)
Balance at End of Year	$ 12,929	$ 13,032	$ 12,539
Dividend declared per share	$ 3.78	$ 3.56	$ 3.40
Ordinary and preference shares [Member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 17,272
Balance at End of Year	$ 17,269	$ 17,272